DERIVATIVE ASSETS AND LIABILITIES (Details) $ in Thousands, $ in Millions	Dec. 31, 2019 CLP ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Derivative Instrument US Bond Obligations | Currency swap contract | Cash flow hedges
DERIVATIVE ASSETS AND LIABILITIES
Hedged item, liabilities		$ 360.0
Derivative financial assets held for hedging	$ 98,918,457
Derivative Instrument Raw Material Purchases | Forward contract | Fair value hedges
DERIVATIVE ASSETS AND LIABILITIES
Notional amount		$ 46.9	$ 56.8